PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Lease Liabilities [Line Items]
Operating leases			$ 111,927
Discounted using the lessee's incremental borrowing rate		$ 89,605
Lease liabilities recognized due to IFRS 16 implementation		159,712
Total Lease liabilities	$ 271,025	317,504	68,187
Increase decrease for changes in accounting policies [abstract]
Right of use assets	284,379	324,337	0
Lease liabilities	$ 271,025	317,504	$ 68,187
Increase (decrease) for changes in accounting policies		317,504
IFRS 16 [Member]
Disclosure Of Lease Liabilities [Line Items]
Total Lease liabilities		249,317
Increase decrease for changes in accounting policies [abstract]
Right of use assets		252,085
Lease liabilities		249,317
IAS 17 [Member]
Disclosure Of Lease Liabilities [Line Items]
Total Lease liabilities		68,187
Increase decrease for changes in accounting policies [abstract]
Right of use assets		72,252
Lease liabilities		$ 68,187